T. ROWE PRICE International Equity Index Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.0%
Common Stocks 0.0%
Tenaris (EUR) 17,375 134
Total Argentina (Cost
$313
)
134
AUSTRALIA
6.9%
Common Stocks 6.9%
Afterpay (1) 8,667 885
AGL Energy 25,000 219
AMP 126,377 143
Ampol 9,420 188
APA Group 47,336 352
Aristocrat Leisure 23,501 554
ASX 7,845 429
Aurizon Holdings 76,814 217
AusNet Services 62,483 82
Australia & New Zealand Banking Group 114,923 2,069
BHP Group 127,239 4,243
BlueScope Steel 20,165 253
Brambles 61,499 495
CIMIC Group (1) 3,461 65
Coca-Cola Amatil 19,721 196
Cochlear 2,662 400
Coles Group 54,051 748
Commonwealth Bank of Australia 71,731 4,554
Computershare 18,127 198
Crown Resorts 13,680 100
CSL 18,398 3,814
Dexus 44,216 303
Evolution Mining 65,610 234
Fortescue Metals Group 68,618 1,130
Goodman Group 65,303 879
GPT Group 78,931 259
Insurance Australia Group 98,157 362
James Hardie Industries, CDI (1) 17,956 502
Lendlease 27,613 252
Macquarie Group 13,642 1,360
Magellan Financial Group 5,157 187
Medibank 102,729 228
Mirvac Group 159,404 288
National Australia Bank 132,368 2,373
Newcrest Mining 32,751 622

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Northern Star Resources 29,987 290
Oil Search 74,804 220
Orica 16,283 189
Origin Energy 70,658 254
Qantas Airways (1) 36,999 127
QBE Insurance Group 59,533 365
Ramsay Health Care 7,419 356
REA Group 2,114 235
Rio Tinto 14,948 1,251
Santos 71,051 350
Scentre Group 210,315 436
SEEK 12,806 273
Sonic Healthcare 18,156 474
South32 194,428 375
Stockland 95,681 323
Suncorp Group 51,094 391
Sydney Airport (1) 53,051 230
Tabcorp Holdings 89,836 272
Telstra 168,672 401
TPG Telecom (1) 13,415 75
Transurban Group 110,827 1,117
Treasury Wine Estates 26,476 203
Vicinity Centres 156,011 182
Washington H. Soul Pattinson 3,829 79
Wesfarmers 45,943 1,907
Westpac Banking 146,346 2,346
WiseTech Global 5,903 140
Woodside Petroleum 38,671 718
Woolworths Group 51,181 1,592
Xero (1) 4,970 490
Total Australia (Cost
$35,876
)
44,844
AUSTRIA
0.2%
Common Stocks 0.2%
Erste Group Bank (1) 10,667 326
OMV 5,908 248
Raiffeisen Bank International (1) 5,939 116
Verbund 2,732 246
voestalpine 4,656 170
Total Austria (Cost
$1,273
)
1,106

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BELGIUM
0.9%
Common Stocks 0.9%
Ageas 6,804 348
Anheuser-Busch InBev 30,852 1,937
Argenx (1) 1,808 527
Colruyt 2,222 137
Elia Group 1,287 155
Galapagos (1) 1,719 180
Groupe Bruxelles Lambert 4,573 452
KBC Group (1) 9,862 688
Proximus 6,103 129
Sofina 618 200
Solvay 3,001 341
UCB 5,120 530
Umicore 7,643 433
Total Belgium (Cost
$4,584
)
6,057
CHILE
0.0%
Common Stocks 0.0%
Antofagasta (GBP) 15,967 312
Total Chile (Cost
$158
)
312
DENMARK
2.4%
Common Stocks 2.4%
Ambu, Class B 6,617 312
AP Moller - Maersk, Class A 150 283
AP Moller - Maersk, Class B 234 481
Carlsberg, Class B 4,171 609
Chr Hansen Holding (1) 4,271 386
Coloplast, Class B 4,802 717
Danske Bank (1) 27,928 475
Demant (1) 4,090 147
DSV Panalpina 8,382 1,308
Genmab (1) 2,643 1,052
GN Store Nord 5,184 395
H Lundbeck 2,796 100
Novo Nordisk, Class B 69,722 4,857
Novozymes, B Shares 8,427 506
Orsted 7,660 1,455
Pandora 4,049 390

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ROCKWOOL International, B Shares 324 122
Tryg 6,078 189
Vestas Wind Systems 7,974 1,712
Total Denmark (Cost
$7,002
)
15,496
EUROPE/FAR EAST
2.3%
Equity Mutual Funds 2.3%
iShares Core MSCI EAFE, ETF (USD) 220,714 15,137
Total Europe/Far East (Cost
$14,605
)
15,137
FINLAND
1.0%
Common Stocks 1.0%
Elisa 5,706 340
Fortum 17,984 435
Kesko, B Shares 10,989 285
Kone, Class B 14,097 1,109
Neste 17,130 1,207
Nokia (1) 171,028 822
Nokia, Ordinary Shares (1) 57,926 280
Orion, Class B 4,261 195
Sampo, A Shares 19,072 802
Stora Enso, R Shares 23,555 427
UPM-Kymmene 21,611 772
Wartsila 16,743 164
Total Finland (Cost
$6,080
)
6,838
FRANCE
10.4%
Common Stocks 10.4%
Accor (1) 6,950 234
Aeroports de Paris (1) 1,056 121
Air Liquide 19,168 3,135
Airbus (1) 23,810 2,394
Alstom (1) 11,531 625
Amundi (1) 2,433 181
ArcelorMittal (1) 29,025 636
Arkema 2,796 309
Atos (1) 3,979 305
AXA 78,315 1,735
BioMerieux 1,662 257
BNP Paribas (1) 45,544 2,184

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bollore 36,513 148
Bouygues 9,230 362
Bureau Veritas (1) 11,894 312
Capgemini 6,518 942
Carrefour 24,515 416
Cie de Saint-Gobain (1) 20,952 1,041
Cie Generale des Etablissements Michelin 6,871 947
CNP Assurances (1) 5,863 89
Covivio 2,104 173
Credit Agricole (1) 46,721 529
Danone 25,003 1,663
Dassault Aviation (1) 84 88
Dassault Systemes 5,350 1,068
Edenred 9,847 533
Eiffage (1) 3,428 311
Electricite de France (1) 25,133 312
Engie (1)(2) 2,058 —
Engie (1) 73,954 1,148
EssilorLuxottica 11,515 1,629
Eurazeo (1) 1,810 127
Eurofins Scientific (1) 5,341 513
Faurecia (1) 3,323 174
Gecina 1,921 273
Getlink (1) 17,652 272
Hermes International 1,282 1,308
Iliad 562 104
Ipsen 1,513 132
Kering 3,068 2,014
Klepierre 7,822 187
La Francaise des Jeux SAEM 3,200 137
L'Oreal 10,190 3,585
Legrand 10,809 993
LVMH Moet Hennessy Louis Vuitton 11,247 6,800
Natixis (1) 37,984 143
Orange 80,780 948
Orpea (1) 2,093 290
Pernod Ricard 8,598 1,620
Publicis Groupe 8,772 454
Remy Cointreau 915 170
Renault (1)(3) 7,783 331
Safran (1) 12,975 1,631
Sanofi 45,774 4,305
Sartorius Stedim Biotech 1,120 469
Schneider Electric 21,686 3,174
SCOR (1) 5,788 176
SEB 1,005 191

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Societe Generale (1) 32,826 612
Sodexo (1) 3,549 316
STMicroelectronics 25,808 1,034
Suez (3) 13,485 277
Teleperformance 2,378 778
Thales 4,314 387
TOTAL 101,404 4,274
Ubisoft Entertainment (1) 3,682 368
Unibail-Rodamco-Westfield 4,349 367
Unibail-Rodamco-Westfield, CDI (AUD) 26,273 107
Valeo 8,759 326
Veolia Environnement 21,820 581
Vinci 20,864 1,935
Vivendi 33,601 1,032
Wendel 1,059 122
Worldline (1) 9,668 817
Total France (Cost
$55,299
)
67,681
GERMANY
9.1%
Common Stocks 8.5%
adidas (1) 7,709 2,444
Allianz 16,891 3,818
Aroundtown 45,637 317
BASF 37,190 2,874
Bayer 39,779 2,408
Bechtle 1,098 233
Beiersdorf 4,081 445
BMW 13,678 1,158
Brenntag 6,256 490
Carl Zeiss Meditec 1,630 255
Commerzbank (1) 38,410 254
Continental 4,454 623
Covestro 7,432 505
Daimler 34,655 2,434
Delivery Hero (1) 5,131 779
Deutsche Bank (1) 79,500 802
Deutsche Boerse 7,693 1,235
Deutsche Lufthansa (1)(3) 12,101 156
Deutsche Post 40,053 1,978
Deutsche Telekom 134,955 2,400
Deutsche Wohnen 13,839 685
E.ON 90,906 962
Evonik Industries 8,491 279
Fresenius 16,927 754

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Fresenius Medical Care 8,629 698
GEA Group 6,122 212
Hannover Rueck 2,442 378
HeidelbergCement 6,025 445
HelloFresh (1) 5,946 502
Henkel 3,972 371
HOCHTIEF 1,001 93
Infineon Technologies 52,540 2,105
KION Group 2,906 251
Knorr-Bremse 2,937 389
LANXESS 3,333 251
LEG Immobilien 2,794 401
Merck 5,233 872
MTU Aero Engines 2,150 499
Munich Re 5,673 1,504
Nemetschek 2,317 163
Puma (1) 3,970 389
QIAGEN (1) 9,238 501
Rational 206 198
RTL Group (1) 1,377 79
RWE 26,011 1,117
SAP 42,281 5,365
Scout24 4,357 336
Siemens 30,975 4,799
Siemens Energy (1) 16,182 598
Siemens Healthineers 10,882 610
Symrise 5,209 648
TeamViewer (1) 6,074 314
Telefonica Deutschland Holding 42,154 116
Uniper 8,150 285
United Internet 4,281 186
Volkswagen 1,233 260
Vonovia 20,859 1,393
Zalando (1) 6,144 705
55,321
Preferred Stocks 0.6%
BMW (4) 1,941 127
FUCHS PETROLUB (4) 2,814 160
Henkel (4) 7,335 760
Porsche Automobil Holding (4) 6,200 430
Sartorius (4) 1,440 716

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Volkswagen (4) 7,617 1,440
3,633
Total Germany (Cost
$44,494
)
58,954
HONG KONG
3.2%
Common Stocks 3.2%
AIA Group 486,200 5,862
ASM Pacific Technology 11,400 166
Bank of East Asia 44,780 97
BOC Hong Kong Holdings 150,000 447
Brightoil Petroleum Holdings (1)(2) 109,000 —
Budweiser Brewing APAC 69,800 233
CK Asset Holdings 104,800 523
CK Hutchison Holdings 109,300 754
CK Infrastructure Holdings 26,500 141
CLP Holdings 66,400 623
ESR Cayman (1) 67,600 241
Galaxy Entertainment Group 88,000 664
Hang Lung Properties 75,000 199
Hang Seng Bank 31,000 559
Henderson Land Development 58,773 240
HK Electric Investments & HK Electric Investments 107,500 106
HKT Trust & HKT 153,000 201
Hong Kong & China Gas (3) 431,693 620
Hong Kong Exchanges & Clearing 48,800 3,120
Hongkong Land Holdings (USD) 43,400 200
Jardine Matheson Holdings (USD) 8,900 513
Jardine Strategic Holdings (USD) 9,000 233
Link 83,400 724
Melco Resorts & Entertainment, ADR (USD) 8,700 139
MTR 62,500 363
New World Development 61,625 285
PCCW 170,170 95
Power Assets Holdings 56,000 297
Sands China (1) 98,400 391
Sino Land 127,800 177
SJM Holdings 69,000 74
Sun Hung Kai Properties 51,500 704
Swire Pacific, Class A 19,500 122
Swire Properties 47,000 136
Techtronic Industries 55,500 829
WH Group 388,000 315
Wharf Real Estate Investment 68,100 360

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Wynn Macau (1) 54,400 86
Xinyi Glass Holdings 74,000 179
Total Hong Kong (Cost
$13,296
)
21,018
IRELAND
0.7%
Common Stocks 0.7%
CRH 31,778 1,304
DCC (GBP) 3,952 297
Flutter Entertainment (1) 2,424 452
Flutter Entertainment (GBP) (1) 4,141 770
Kerry Group, Class A 6,437 874
Kingspan Group (1) 6,234 423
Smurfit Kappa Group 9,860 474
Total Ireland (Cost
$2,989
)
4,594
ISRAEL
0.5%
Common Stocks 0.5%
Azrieli Group 1,368 83
Bank Hapoalim (1) 45,977 324
Bank Leumi Le-Israel 58,828 363
Check Point Software Technologies (USD) (1) 4,600 588
CyberArk Software (USD) (1) 1,600 256
Elbit Systems 872 120
ICL Group 25,161 134
Israel Discount Bank, Class A 43,420 168
Mizrahi Tefahot Bank 4,791 111
Nice (1) 2,527 659
Teva Pharmaceutical Industries, ADR (USD) (1) 43,500 512
Total Israel (Cost
$2,217
)
3,318
ITALY
2.3%
Common Stocks 2.3%
Amplifon (1) 5,009 198
Assicurazioni Generali 45,640 779
Atlantia (1) 20,062 318
CNH Industrial (1) 41,434 528
Davide Campari-Milano 23,517 253
DiaSorin 1,019 223
Enel 329,322 3,266
Eni 103,005 1,040

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EXOR 4,391 325
Ferrari 5,104 1,062
FinecoBank Banca Fineco (1) 24,680 384
Infrastrutture Wireless Italiane 13,521 145
Intesa Sanpaolo (1) 669,580 1,460
Mediobanca Banca di Credito Finanziario (1) 27,943 249
Moncler (1) 7,844 442
Nexi (1) 17,793 316
Poste Italiane 21,154 207
Prysmian 9,772 315
Recordati Industria Chimica e Farmaceutica 4,234 219
Snam 79,322 416
Stellantis (1) 41,483 630
Stellantis 44,448 676
Telecom Italia 240,704 114
Telecom Italia 386,246 165
Terna Rete Elettrica Nazionale 56,970 413
UniCredit (1) 86,058 784
Total Italy (Cost
$15,602
)
14,927
JAPAN
24.6%
Common Stocks 24.6%
ABC-Mart 1,300 74
Acom 14,200 62
Advantest 8,100 640
Aeon 25,700 805
Aeon Mall 4,140 67
AGC 7,800 271
Air Water 7,400 120
Aisin Seiki 6,400 197
Ajinomoto 18,100 428
Alfresa Holdings (3) 7,500 150
Amada 12,000 135
ANA Holdings (1) 6,300 134
Asahi Group Holdings 18,400 743
Asahi Intecc 7,800 256
Asahi Kasei 50,800 565
Astellas Pharma 75,480 1,225
Azbil 5,000 255
Bandai Namco Holdings 8,100 691
Bank of Kyoto 2,600 136
Bridgestone 21,700 808
Brother Industries 8,700 194
Calbee 3,500 104

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Canon 40,500 896
Capcom 3,500 220
Casio Computer 8,300 147
Central Japan Railway 5,800 831
Chiba Bank 24,000 131
Chubu Electric Power 26,000 318
Chugai Pharmaceutical 27,200 1,423
Chugoku Electric Power (3) 10,800 133
Coca-Cola Bottlers Japan Holdings (3) 5,250 80
Concordia Financial Group 43,000 156
Cosmos Pharmaceutical 800 122
CyberAgent 4,100 257
Dai Nippon Printing 9,900 171
Daifuku 4,100 468
Dai-ichi Life Holdings 43,700 666
Daiichi Sankyo 68,400 2,202
Daikin Industries 10,100 2,132
Daito Trust Construction 2,600 271
Daiwa House Industry 23,500 666
Daiwa House REIT Investment 80 216
Daiwa Securities Group 56,000 267
Denso 17,600 978
Dentsu Group 8,200 262
Disco 1,200 390
East Japan Railway 12,100 798
Eisai 10,200 744
ENEOS Holdings 124,320 504
FANUC 7,800 2,036
Fast Retailing 2,300 1,977
Fuji Electric 5,100 203
FUJIFILM Holdings 14,600 836
Fujitsu 8,000 1,221
Fukuoka Financial Group 7,000 125
GLP J-Reit 165 266
GMO Payment Gateway 1,700 242
Hakuhodo DY Holdings 8,800 128
Hamamatsu Photonics 5,700 331
Hankyu Hanshin Holdings 9,300 301
Harmonic Drive Systems 1,500 112
Hikari Tsushin 800 168
Hino Motors 9,600 83
Hirose Electric 1,218 191
Hisamitsu Pharmaceutical 2,600 156
Hitachi 39,200 1,615
Hitachi Construction Machinery 3,900 114
Hitachi Metals 8,600 137

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Honda Motor 66,100 1,745
Hoshizaki (3) 1,900 169
Hoya 15,200 1,945
Hulic 12,700 144
Ibiden 4,300 200
Idemitsu Kosan 8,052 189
Iida Group Holdings 5,200 115
Inpex 41,500 240
Isetan Mitsukoshi Holdings 20 —
Isuzu Motors 22,300 213
Ito En (3) 2,100 131
ITOCHU 54,600 1,564
Itochu Techno-Solutions 3,600 127
Japan Airlines (1) 5,700 102
Japan Airport Terminal 1,700 89
Japan Exchange Group 20,400 476
Japan Post Bank 14,700 127
Japan Post Holdings 63,800 507
Japan Post Insurance 9,100 179
Japan Real Estate Investment 53 323
Japan Retail Fund Investment 106 201
Japan Tobacco 48,600 965
JFE Holdings (1) 19,075 165
JSR 8,200 250
Kajima 17,000 228
Kakaku.com 4,900 142
Kansai Electric Power 27,000 265
Kansai Paint 6,900 203
Kao 19,500 1,415
KDDI 65,400 1,922
Keihan Holdings 3,600 164
Keikyu 9,000 144
Keio 4,200 307
Keisei Electric Railway (3) 5,000 170
Keyence 7,356 3,949
Kikkoman 5,800 409
Kintetsu Group Holdings 6,700 282
Kirin Holdings 33,300 716
Kobayashi Pharmaceutical (3) 2,000 225
Kobe Bussan 5,000 138
Koei Tecmo Holdings 1,800 103
Koito Manufacturing 4,300 277
Komatsu 35,500 973
Konami Holdings 3,700 227
Kose 1,400 225
Kubota 42,000 923

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kuraray 13,100 140
Kurita Water Industries 4,100 166
Kyocera 13,000 833
Kyowa Kirin 10,900 323
Kyushu Electric Power 17,300 160
Kyushu Railway 5,800 122
Lasertec 3,000 402
Lawson 1,700 83
Lion 9,300 213
Lixil 10,700 250
M3 17,900 1,507
Makita 8,800 420
Marubeni 66,900 445
Marui Group (3) 7,900 142
Mazda Motor 21,100 150
McDonald's Holdings Japan 2,700 132
Medipal Holdings 7,400 152
MEIJI Holdings 4,940 337
Mercari (1) 3,500 169
MINEBEA MITSUMI 15,200 337
MISUMI Group 11,500 374
Mitsubishi 54,200 1,373
Mitsubishi Chemical Holdings 51,400 352
Mitsubishi Electric 74,000 1,129
Mitsubishi Estate 47,900 758
Mitsubishi Gas Chemical 7,000 160
Mitsubishi Heavy Industries 13,000 373
Mitsubishi UFJ Financial Group 495,290 2,237
Mitsubishi UFJ Lease & Finance 15,600 76
Mitsui 66,100 1,226
Mitsui Chemicals 7,400 212
Mitsui Fudosan 37,700 765
Miura 3,500 199
Mizuho Financial Group 97,710 1,288
MonotaRO 5,100 256
MS&AD Insurance Group Holdings 17,300 498
Murata Manufacturing 23,300 2,238
Nabtesco 4,200 188
Nagoya Railroad 7,000 178
NEC 10,400 566
Nexon 19,700 598
NGK Insulators 9,500 166
NGK Spark Plug 7,500 140
NH Foods 3,800 163
Nidec 18,144 2,415
Nihon M&A Center 6,100 353

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nintendo 4,500 2,590
Nippon Building Fund 60 362
Nippon Express 2,700 183
Nippon Paint Holdings 5,700 513
Nippon Prologis REIT 85 277
Nippon Sanso Holdings 5,400 104
Nippon Shinyaku 1,900 140
Nippon Steel (1) 32,712 378
Nippon Telegraph & Telephone 52,200 1,305
Nippon Yusen KK 5,900 136
Nissan Chemical 5,100 290
Nissan Motor (1) 94,100 485
Nisshin Seifun Group 9,655 163
Nissin Foods Holdings 2,600 225
Nitori Holdings 3,200 635
Nitto Denko 6,400 580
Nomura Holdings 127,400 674
Nomura Real Estate Holdings 4,400 98
Nomura Real Estate Master Fund 172 262
Nomura Research Institute 12,981 437
NSK 16,300 148
NTT Data 25,300 363
Obayashi 25,100 210
Obic 2,800 524
Odakyu Electric Railway 11,300 328
Oji Holdings 32,000 193
Olympus 47,200 853
Omron 7,500 664
Ono Pharmaceutical 15,500 463
Oracle Corporation Japan 1,600 189
Oriental Land 8,100 1,268
ORIX 53,200 854
Orix JREIT 106 178
Osaka Gas 14,600 270
Otsuka 4,200 211
Otsuka Holdings 15,700 670
Pan Pacific International Holdings 17,600 395
Panasonic 89,495 1,162
PeptiDream (1)(3) 3,800 222
Persol Holdings 7,100 133
Pigeon (3) 4,700 211
Pola Orbis Holdings (3) 3,700 74
Rakuten (1) 34,900 344
Recruit Holdings 54,600 2,375
Renesas Electronics (1) 31,200 356
Resona Holdings 80,300 279

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ricoh 25,300 192
Rinnai 1,300 136
Rohm 3,600 365
Ryohin Keikaku 9,000 215
Santen Pharmaceutical 14,400 238
SBI Holdings 9,540 238
SCSK 2,100 117
Secom 8,500 770
Sega Sammy Holdings 7,040 112
Seibu Holdings (3) 7,900 73
Seiko Epson 11,200 191
Sekisui Chemical 14,300 258
Sekisui House (3) 25,000 483
Seven & i Holdings 30,552 1,167
SG Holdings 13,500 346
Sharp 8,600 179
Shimadzu 8,900 340
Shimamura 800 89
Shimano 3,000 703
Shimizu 21,100 149
Shin-Etsu Chemical 14,300 2,489
Shinsei Bank 5,900 72
Shionogi 10,700 581
Shiseido 16,200 1,052
Shizuoka Bank 19,000 138
SMC 2,300 1,392
SoftBank 116,400 1,529
SoftBank Group 63,500 4,920
Sohgo Security Services 2,500 123
Sompo Holdings 13,600 543
Sony 51,100 4,891
Square Enix Holdings 3,700 213
Stanley Electric 5,300 166
Subaru 24,900 478
SUMCO 10,600 224
Sumitomo 48,200 640
Sumitomo Chemical 59,800 281
Sumitomo Dainippon Pharma 6,200 101
Sumitomo Electric Industries 30,600 408
Sumitomo Metal Mining 9,300 403
Sumitomo Mitsui Financial Group 52,900 1,644
Sumitomo Mitsui Trust Holdings 13,312 398
Sumitomo Realty & Development 12,800 386
Sundrug 2,900 115
Suntory Beverage & Food 5,600 196
Suzuken 2,880 112

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Suzuki Motor 14,900 672
Sysmex 6,800 793
T&D Holdings 20,700 241
Taiheiyo Cement 4,400 110
Taisei 7,300 236
Taisho Pharmaceutical Holdings 1,600 105
Takeda Pharmaceutical 63,898 2,247
TDK 5,300 857
Teijin 7,100 130
Terumo 26,200 1,018
THK 4,800 153
TIS 8,700 193
Tobu Railway 7,500 212
Toho 4,200 163
Toho Gas (3) 3,200 188
Tohoku Electric Power 17,300 148
Tokio Marine Holdings 25,600 1,257
Tokyo Century 2,200 179
Tokyo Electric Power Holdings (1) 58,000 222
Tokyo Electron 6,100 2,320
Tokyo Gas 15,400 337
Tokyu 20,100 236
Tokyu Fudosan Holdings 21,600 122
Toppan Printing 9,500 135
Toray Industries 56,300 367
Toshiba 16,400 536
Tosoh 10,500 180
TOTO 5,400 299
Toyo Suisan Kaisha 3,300 162
Toyoda Gosei 2,700 71
Toyota Industries 5,700 449
Toyota Motor 85,358 5,987
Toyota Tsusho 8,300 324
Trend Micro (1) 5,400 297
Tsuruha Holdings 1,500 199
Unicharm 16,400 736
United Urban Investment (3) 108 147
USS 8,800 173
Welcia Holdings 3,600 122
West Japan Railway 6,500 347
Yakult Honsha 5,100 260
Yamada Holdings 26,000 133
Yamaha 5,900 333
Yamaha Motor 11,200 247
Yamato Holdings 12,500 310
Yamazaki Baking (3) 4,700 87

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Yaskawa Electric 9,600 492
Yokogawa Electric 8,700 188
Z Holdings 107,500 668
ZOZO 4,400 123
Total Japan (Cost
$106,333
)
160,229
LUXEMBOURG
0.0%
Common Stocks 0.0%
SES 15,526 132
Total Luxembourg (Cost
$142
)
132
MALTA
0.0%
Common Stocks 0.0%
BGP Holdings (1)(2) 347,336 —
Total Malta (Cost
$–
)
—
MEXICO
0.0%
Common Stocks 0.0%
Fresnillo (GBP) 7,412 100
Total Mexico (Cost
$116
)
100
NETHERLANDS
3.9%
Common Stocks 3.9%
ABN AMRO Bank, CVA (1) 16,970 177
Adyen (1) 733 1,531
Aegon 71,788 298
Akzo Nobel 7,813 795
ASML Holding 17,235 9,201
Coca-Cola European Partners (USD) 8,300 386
EQT (SEK) 9,647 301
Heineken 10,538 1,099
Heineken Holding 4,619 407
ING Groep (1) 157,933 1,404
JDE Peet's (1) 3,016 116
Just Eat Takeaway.com (1)(3) 5,388 618
Koninklijke Ahold Delhaize 44,569 1,279
Koninklijke DSM 6,979 1,220
Koninklijke KPN 144,649 452

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Koninklijke Philips (1) 37,054 2,020
Koninklijke Vopak 2,821 143
NN Group 11,780 491
Prosus 19,735 2,306
Randstad (1) 4,824 301
Wolters Kluwer 11,055 919
Total Netherlands (Cost
$14,992
)
25,464
NEW ZEALAND
0.3%
Common Stocks 0.3%
a2 Milk (1) 29,978 247
Auckland International Airport (1) 50,718 270
Fisher & Paykel Healthcare 23,284 577
Mercury NZ 24,777 126
Meridian Energy 51,549 263
Ryman Healthcare 15,074 168
Spark New Zealand 73,701 253
Total New Zealand (Cost
$979
)
1,904
NORWAY
0.6%
Common Stocks 0.6%
Adevinta (1) 9,707 144
DNB (1) 38,419 748
Equinor 40,555 727
Gjensidige Forsikring (3) 8,098 186
Mowi 17,797 394
Norsk Hydro 53,954 238
Orkla 28,662 278
Schibsted, B Shares (1) 3,969 128
Schibsted, Class A (1) 2,994 113
Telenor 29,203 482
Yara International 6,992 325
Total Norway (Cost
$3,263
)
3,763
PORTUGAL
0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(2) 127,132 —
EDP - Energias de Portugal 112,451 705
Galp Energia 19,182 193

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Jeronimo Martins 10,099 165
Total Portugal (Cost
$1,057
)
1,063
SINGAPORE
1.0%
Common Stocks 1.0%
Ascendas Real Estate Investment Trust 133,997 309
CapitaLand 103,100 248
CapitaLand Integrated Commercial Trust 183,522 293
City Developments 17,100 92
DBS Group Holdings 72,700 1,371
Genting Singapore 242,600 156
Jardine Cycle & Carriage 44 1
Keppel 58,400 219
Mapletree Commercial Trust 75,612 117
Mapletree Logistics Trust 116,000 172
Oversea-Chinese Banking 134,025 1,039
Singapore Airlines (1) 53,732 166
Singapore Exchange 30,500 227
Singapore Technologies Engineering 62,600 174
Singapore Telecommunications 330,850 586
Suntec Real Estate Investment Trust 72,500 87
United Overseas Bank 46,720 821
UOL Group 17,352 95
Venture 11,100 165
Wilmar International 77,100 305
Total Singapore (Cost
$5,289
)
6,643
SOUTH KOREA
0.0%
Common Stocks 0.0%
SillaJen (1) 1,907 19
Ssangyong Cement Industrial 2,974 17
Total South Korea (Cost
$229
)
36
SPAIN
2.3%
Common Stocks 2.3%
ACS Actividades de Construccion y Servicios 10,830 338
ACS Actividades de Construccion y Servicios, Rights, 2/5/21 (1) 10,830 5
Aena (1) 2,708 418
Amadeus IT Group, A Shares 18,241 1,165
Banco Bilbao Vizcaya Argentaria 269,985 1,232

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Banco Santander (1) 702,100 2,049
CaixaBank 145,315 367
Cellnex Telecom 12,810 750
Enagas 10,078 222
Endesa 12,861 329
Ferrovial 19,816 475
Grifols 12,174 358
Iberdrola 240,523 3,256
Industria de Diseno Textil 44,168 1,310
Naturgy Energy Group 11,317 292
Red Electrica 17,366 330
Repsol (3) 62,316 612
Siemens Gamesa Renewable Energy 9,653 396
Telefonica (3) 208,040 898
Total Spain (Cost
$17,335
)
14,802
SWEDEN
3.3%
Common Stocks 3.3%
Alfa Laval (1) 12,621 331
Assa Abloy, B Shares 40,583 1,004
Atlas Copco, A Shares 28,680 1,556
Atlas Copco, B Shares 14,391 674
Boliden 11,075 363
Electrolux, Series B 8,937 218
Epiroc, A Shares 30,249 580
Epiroc, B Shares 11,324 194
Essity, B Shares 24,568 785
Evolution Gaming Group 6,480 631
Fastighets AB Balder, B Shares (1) 4,074 204
Hennes & Mauritz, B Shares (1) 31,646 677
Hexagon, B Shares 11,395 993
Husqvarna, B Shares 16,770 207
ICA Gruppen 4,072 204
Industrivarden, C Shares (1) 10,839 345
Investment AB Latour, B Shares 5,995 134
Investor, B Shares 18,443 1,353
Kinnevik, Class B 9,795 481
L E Lundbergforetagen, B Shares (1) 3,049 160
LM Ericsson, B Shares 118,182 1,488
Lundin Energy 7,525 204
Nibe Industrier, B Shares 12,626 421
Nordea Bank (1) 133,225 1,080
Sandvik (1) 45,712 1,138
Securitas, B Shares 11,736 181

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Skandinaviska Enskilda Banken, Class A (1) 63,802 694
Skanska, B Shares 13,224 342
SKF, B Shares 15,413 422
Svenska Cellulosa, Class B (1) 24,532 432
Svenska Handelsbanken, A Shares (1) 62,996 628
Swedbank, A Shares (1) 36,211 681
Swedish Match 6,568 506
Tele2, B Shares 19,738 272
Telia 99,355 435
Volvo, B Shares (1) 57,454 1,416
Total Sweden (Cost
$13,941
)
21,434
SWITZERLAND
9.3%
Common Stocks 9.3%
ABB 74,621 2,201
Adecco Group 6,283 392
Alcon (1) 19,909 1,429
Baloise Holding 1,877 314
Banque Cantonale Vaudoise 1,208 128
Barry Callebaut 121 268
Chocoladefabriken Lindt & Spruengli 45 390
Chocoladefabriken Lindt & Spruengli, Registered Shares 4 372
Cie Financiere Richemont 21,136 1,963
Cie Financiere Richemont, Warrants, 11/22/23 (1) 36,658 12
Clariant 7,368 157
Credit Suisse Group 98,319 1,290
EMS-Chemie Holding (3) 331 312
Geberit 1,500 918
Givaudan 374 1,507
Julius Baer Group 9,062 548
Kuehne + Nagel International 2,186 497
LafargeHolcim 20,821 1,126
Logitech International 6,659 692
Lonza Group 3,015 1,926
Nestle 115,909 12,993
Novartis 89,903 8,140
Partners Group Holding 757 894
Roche Holding 914 322
Roche Holding, Genusschein 27,340 9,435
Schindler Holding 1,609 425
Schindler Holding, Registered Shares 856 225
SGS 245 743
Sika 5,741 1,562
Sonova Holding (1) 2,216 535

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Straumann Holding 419 464
Swatch Group 1,187 342
Swatch Group, Registered Shares 2,446 138
Swiss Life Holding 1,292 589
Swiss Prime Site 3,048 296
Swiss Re 11,931 1,052
Swisscom 1,049 571
Temenos 2,683 339
UBS Group 148,442 2,140
Vifor Pharma 1,866 253
Zurich Insurance Group 6,092 2,436
Total Switzerland (Cost
$37,563
)
60,336
UNITED ARAB EMIRATES
0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(2) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM
13.5%
Common Stocks 13.5%
3i Group 39,401 597
Admiral Group 7,485 295
Anglo American 49,672 1,634
Ashtead Group 18,193 913
Associated British Foods (1) 14,425 417
AstraZeneca 53,133 5,420
Auto Trader Group 39,257 303
AVEVA Group 4,608 229
Aviva 159,033 727
BAE Systems 130,191 821
Barclays (1) 702,007 1,281
Barratt Developments (1) 41,231 359
Berkeley Group Holdings 5,090 291
BHP Group 74,279 2,036
BP 820,344 3,048
British American Tobacco 92,893 3,376
British Land 34,219 209
BT Group (1) 360,121 617
Bunzl 13,637 438
Burberry Group (1) 16,387 384
Coca-Cola HBC 8,035 237
Compass Group (1) 72,224 1,290

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Croda International 5,613 482
Diageo 94,636 3,799
Direct Line Insurance Group 50,809 209
Entain (1) 23,596 399
Evraz 18,796 129
Experian 36,777 1,285
Ferguson 9,099 1,056
GlaxoSmithKline 203,144 3,773
Glencore (1) 404,630 1,351
Halma 15,372 518
Hargreaves Lansdown 12,951 302
Hikma Pharmaceuticals 6,998 230
HSBC Holdings (1) 824,629 4,315
Imperial Brands 38,320 769
Informa (1) 60,821 414
InterContinental Hotels Group (1) 6,768 417
Intertek Group 6,535 492
J Sainsbury 71,869 240
JD Sports Fashion (1) 17,733 180
Johnson Matthey 7,764 312
Kingfisher (1) 84,656 321
Land Securities Group 26,488 222
Legal & General Group 241,548 803
Lloyds Banking Group (1) 2,864,782 1,286
London Stock Exchange Group 12,807 1,520
M&G 104,306 250
Melrose Industries (1) 196,713 450
Mondi 19,660 463
National Grid 142,114 1,651
Natwest Group (1) 195,890 393
Next (1) 5,383 568
Ocado Group (1) 19,505 740
Pearson 30,202 335
Persimmon 12,914 449
Phoenix Group Holdings 22,109 204
Prudential 105,634 1,690
Reckitt Benckiser Group 28,765 2,439
RELX 78,952 1,955
Rentokil Initial (1) 75,083 510
Rio Tinto 45,441 3,447
Rolls-Royce Holdings (1) 338,809 423
Royal Dutch Shell, A Shares 167,186 3,094
Royal Dutch Shell, B Shares 148,898 2,595
RSA Insurance Group 41,888 386
Sage Group 44,166 356
Schroders 5,033 235

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Segro 48,217 628
Severn Trent 9,635 305
Smith & Nephew 35,419 746
Smiths Group 16,043 310
Spirax-Sarco Engineering 2,986 451
SSE 42,086 853
St. James's Place 21,728 348
Standard Chartered (1) 108,626 657
Standard Life Aberdeen 92,347 380
Taylor Wimpey (1) 147,555 294
Tesco 396,543 1,298
Unilever (EUR) 59,145 3,438
Unilever 47,314 2,756
United Utilities Group 27,357 345
Vodafone Group 1,084,059 1,851
Whitbread (1) 8,172 311
Wm Morrison Supermarkets 97,381 239
WPP 49,614 518
Total United Kingdom (Cost
$95,159
)
88,107
UNITED STATES
0.1%
Common Stocks 0.1%
Wix.com (1) 2,200 544
Total United States (Cost
$561
)
544
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.07% (5)(6) 2,578,149 2,578
2,578
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.11%, 3/25/21 (7) 640,000 640
640
Total Short-Term Investments (Cost $3,218) 3,218

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.13% (5)(6) 242,802 2,428
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,428
Total Securities Lending Collateral (Cost $2,428) 2,428
Total Investments in Securities 99.9%
(Cost $506,518) $ 650,619
Other Assets Less Liabilities 0.1% 333
Net Assets 100.0% $ 650,952
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at January 31, 2021.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) Seven-day yield
(6) Affiliated Companies
(7) At January 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized Gain
(Loss)
Long, 56 MSCI EAFE Index contracts 3/21 5,923 $ 45
Net payments (receipts) of variation margin to date (175)
Variation margin receivable (payable) on open futures
contracts $ (130)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ — # $ — $ 1 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 2,000 ¤ ¤ $ 2,578
T. Rowe Price Short-Term Fund,
0.13% 11,466 ¤ ¤ 2,428
Total $ 5,006 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,006.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Equity Index Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F135-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,425 $ 623,778 $ — $ 626,203
Equity Mutual Funds 15,137 — — 15,137
Preferred Stocks — 3,633 — 3,633
Short-Term Investments 2,578 640 — 3,218
Securities Lending Collateral 2,428 — — 2,428
Total Securities 22,568 628,051 — 650,619
Futures Contracts* 45 — — 45
Total $ 22,613 $ 628,051 $ — $ 650,664
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.